Allocation of Purchase Price to the Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Jun. 30, 2015	Feb. 28, 2015	Nov. 21, 2014	Jul. 08, 2014	Jun. 30, 2014	Apr. 04, 2014	Feb. 14, 2014	Aug. 14, 2013
Assets
Goodwill	$ 474,030	$ 474,901				$ 490,738			$ 0
AGI Shorewood
Assets
Cash and cash equivalents				$ 19,401
Accounts receivable				76,435
Inventories				32,851
Prepaid expenses and other current assets				6,142
Deferred income taxes				15,322
Property, plant and equipment				49,470
Other long-term assets				3,610
Less: Liabilities
Current liabilities				(62,869)
Other long-term liabilities				(6,568)
Purchase price				$ 133,794
Chesapeake Finance 2, Ltd. ("CF2")
Assets
Cash and cash equivalents								$ 35,175
Accounts receivable								107,246
Inventories								90,001
Prepaid expenses and other current assets								16,532
Deferred income taxes								10,730
Property, plant and equipment								290,528
Other long-term assets								1,847
Intangible assets								261,748
Goodwill								201,632
Less: Liabilities
Current liabilities								(168,259)
Debt								(487,781)
Deferred income taxes								(57,125)
Other long-term liabilities								(28,015)
Preliminary purchase price								$ 274,259
JLI Acquisition, Inc. ("Jet")
Assets
Cash and cash equivalents							$ 334
Accounts receivable							6,971
Inventories							6,486
Prepaid expenses and other current assets							317
Deferred income taxes							402
Property, plant and equipment							10,055
Intangible assets							12,630
Goodwill							11,609
Less: Liabilities
Current liabilities							(6,682)
Deferred income taxes							(5,822)
Other long-term liabilities							(6)
Preliminary purchase price							36,294
Integrated Printing Solutions, LLC ("IPS")
Assets
Cash and cash equivalents							928
Accounts receivable							4,005
Inventories							1,788
Prepaid expenses and other current assets							292
Property, plant and equipment							6,906
Intangible assets							5,560
Goodwill							5,197
Less: Liabilities
Current liabilities							(6,521)
Other long-term liabilities							(147)
Non-controlling interest							(3,300)
Preliminary purchase price							$ 14,708
Armstrong Packaging Limited ("Armstrong")
Assets
Cash and cash equivalents					$ 3,866
Accounts receivable					2,986
Inventories					2,844
Prepaid expenses and other current assets					352
Property, plant and equipment					1,474
Other long-term assets					125
Goodwill					3,446
Less: Liabilities
Current liabilities					(2,346)
Preliminary purchase price					$ 12,747
Presentation Products Group
Assets
Cash and cash equivalents			$ 1,621
Accounts receivable			7,355
Inventories			7,947
Prepaid expenses and other current assets			807
Property, plant and equipment			1,259
Intangible assets			6,973
Goodwill			2,664
Less: Liabilities
Current liabilities			(7,496)
Other long-term liabilities			(5,515)
Preliminary purchase price			$ 15,615
MDP | Multi Packaging Solutions Inc.,
Assets
Cash and cash equivalents									16,646
Accounts receivable									70,985
Inventories									51,668
Prepaid expenses and other current assets									5,878
Deferred income taxes									3,438
Property, plant and equipment									147,845
Other long-term assets									4,588
Intangible assets									229,052
Goodwill									269,084
Less: Liabilities
Current liabilities									(70,122)
Deferred income taxes									(73,678)
Other long-term liabilities									(8,635)
Preliminary purchase price									$ 646,749